SEGMENTED INFORMATION (Tables)	9 Months Ended
Aug. 31, 2022
Segmented Information
Schedule of reportable operating segments

	Film	Video Games	Total
	$	$	$
Segment Information
Revenue	9,910	5,710	15,620
Cost of sales	(89,409)	(231,060)	(320,469)
Operating expenses	(195,017)	(126,964)	(321,981)
Segment profit (loss)	(274,516)	(352,314)	(626,830)

Corporate expenses:
Operating expenses			(3,937,867)
Other income (expenses)			455,987
Comprehensive loss for the period			(4,108,710)

Capital expenditures	-	-	-